Income tax - Narrative (Details) - GBP (£)	11 Months Ended
	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Disclosure of income tax [Line Items]
Current tax liabilities	£ 0	£ 0	£ 0
Operating loss carryforward, maximum annual limit	5,000,000
Pro Forma | Spring Budget 2020 | April 1, 2020
Disclosure of income tax [Line Items]
Increase in deferred tax asset	£ 1,800,000